Offerings	Jun. 16, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share, reserved for issuance pursuant to the Definium Therapeutics, Inc. 2025 Equity Incentive Plan
Amount Registered | shares	5,055,250
Proposed Maximum Offering Price per Unit	23.75
Maximum Aggregate Offering Price	$ 120,062,187.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 16,580.59
Offering Note	a. In accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued resulting from share splits, share dividends or similar transactions. b. Represents common shares, no par value per share (the "Common Shares"), of Definium Therapeutics, Inc. (the "Registrant") reserved for future issuance under the Definium Therapeutics, Inc. 2025 Equity Incentive Plan, as amended (the "2025 Plan"), which Common Shares were (i) approved by the Registrant's shareholders at the Registrant's 2026 Annual General and Special Meeting of Shareholders on June 11, 2026, or (ii) previously subject to restricted share units granted under the 2025 Plan and thereafter terminated by expiration, forfeiture, cancellation or otherwise without the issuance of Common Shares and again became available for issuance under the 2025 Plan pursuant to Section 4.3 of the 2025 Plan. c. The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for purposes of calculating the registration fee based on the average of the high and low prices of the Registrant's Common Shares as reported on the Nasdaq Global Select Market on June 11, 2026, which date is a date within five business days of the filing of this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share, reserved for issuance pursuant to the Definium Therapeutics, Inc. 2026 Inducement Plan
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	23.75
Maximum Aggregate Offering Price	$ 71,250,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 9,839.63
Offering Note	a. In accordance with Rule 416 under the Securities Act, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued resulting from share splits, share dividends or similar transactions. b. Represents Common Shares reserved for future issuance under the Definium Therapeutics, Inc. 2026 Inducement Plan (the "Inducement Plan"). The Board of Directors of the Registrant approved the Inducement Plan on June 12, 2026. c. The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for purposes of calculating the registration fee based on the average of the high and low prices of the Registrant's Common Shares as reported on the Nasdaq Global Select Market on June 11, 2026, which date is a date within five business days of the filing of this registration statement.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share, reserved for issuance pursuant to Performance Share Unit Awards (Inducement Grant)
Amount Registered | shares	138,000
Proposed Maximum Offering Price per Unit	23.75
Maximum Aggregate Offering Price	$ 3,277,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 452.62
Offering Note	a. In accordance with Rule 416 under the Securities Act, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued resulting from share splits, share dividends or similar transactions. b. Represents Common Shares reserved for issuance pursuant to outstanding performance share unit awards granted to employees of the Registrant outside the Registrant's equity incentive plans between August 11, 2025 and February 27, 2026 as an inducement material to each such employee's entry into employment with the Registrant in accordance with Nasdaq Listing Rule 5635(c)(4). c. The proposed maximum offering price per unit is estimated in accordance with Rule 457(c) and (h) of the Securities Act solely for purposes of calculating the registration fee based on the average of the high and low prices of the Registrant's Common Shares as reported on the Nasdaq Global Select Market on June 11, 2026, which date is a date within five business days of the filing of this registration statement.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, no par value per share, reserved for issuance pursuant to Stock Option Awards (Inducement Grant)
Amount Registered | shares	2,208,380
Proposed Maximum Offering Price per Unit	16.55
Maximum Aggregate Offering Price	$ 36,548,689.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,047.37
Offering Note	a. In accordance with Rule 416 under the Securities Act, this registration statement shall be deemed to cover any additional securities that may from time to time be offered or issued resulting from share splits, share dividends or similar transactions. b. Represents Common Shares reserved for issuance pursuant to outstanding stock option awards granted to employees of the Registrant outside the Registrant's equity incentive plans between July 7, 2025 and June 15, 2026 as an inducement material to each such employee's entry into employment with the Registrant in accordance with Nasdaq Listing Rule 5635(c)(4) (the "Inducement Option Awards"). c. The proposed maximum offering price per unit is estimated in accordance with Rule 457(h) of the Securities Act solely for purposes of calculating the registration fee based on the weighted-average exercise price of the Inducement Option Awards.